Schedule of Investments (unaudited)	iShares® MSCI Colombia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 10.0%
Banco de Bogota SA	7,078	$124,906
Bancolombia SA	338,679	2,744,190
Grupo Aval Acciones y Valores SA	297,611	83,435
Grupo Bolivar SA, NVS	31,863	587,013
		3,539,544
Building Products — 4.3%
Tecnoglass Inc.	48,797	1,501,972

Capital Markets — 1.2%
Bolsa de Valores de Colombia	169,179	406,538

Construction & Engineering — 0.3%
Construcciones El Condor SA	364,755	65,738
Constructora Conconcreto SA(a)	924,560	52,072
		117,810
Construction Materials — 3.4%
Cementos Argos SA	306,936	461,748
Grupo Argos SA	237,431	748,844
		1,210,592
Diversified Financial Services — 5.1%
Corp. Financiera Colombiana SA(a)	46,841	337,443
Grupo de Inversiones Suramericana SA	233,203	1,468,099
		1,805,542
Electric Utilities — 13.1%
Celsia SA ESP	208,304	211,224
Enel Americas SA	8,768,909	1,129,861
Interconexion Electrica SA ESP	590,807	3,297,871
		4,638,956
Food & Staples Retailing — 2.1%
Cia Brasileira de Distribuicao	183,000	741,150

Food Products — 5.7%
Grupo Nutresa SA	274,697	1,997,484

Gas Utilities — 4.7%
Grupo Energia Bogota SA ESP	2,355,358	1,552,944
Promigas SA ESP	67,912	124,095
		1,677,039
Independent Power and Renewable Electricity Producers — 2.0%
Brookfield Renewable Corp., Class A	19,349	719,463

Metals & Mining — 1.3%
Mineros SA	506,201	467,555

Oil, Gas & Consumable Fuels — 20.4%
Canacol Energy Ltd.	434,951	1,069,119
Ecopetrol SA	6,629,441	4,314,530
Empresas COPEC SA	131,211	967,857
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Parex Resources Inc.	54,768	$878,037
		7,229,543
Specialty Retail — 1.1%
Organizacion Terpel SA(a)	183,849	385,185

Wireless Telecommunication Services — 2.5%
Millicom International Cellular SA, SDR(a)	28,573	897,894

Total Common Stocks — 77.2% (Cost: $24,623,219)		27,336,267

Preferred Stocks

Banks — 20.4%
Banco Davivienda SA, Preference Shares, NVS(a)	191,436	1,485,486
Bancolombia SA, Preference Shares, NVS	608,569	4,935,578
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	3,096,804	813,929
		7,234,993
Construction Materials — 0.7%
Cementos Argos SA, Preference Shares, NVS	114,068	120,778
Grupo Argos SA/Colombia, Preference Shares, NVS	60,792	134,138
		254,916
Diversified Financial Services — 1.0%
Corp. Financiera Colombiana SA, Preference Shares, NVS(a)	14,030	82,599
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	51,937	258,970
		341,569

Total Preferred Stocks — 22.1% (Cost: $7,252,319)		7,831,478

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	60,000	60,000

Total Short-Term Investments — 0.2% (Cost: $60,000)		60,000

Total Investments in Securities — 99.5% (Cost: $31,935,538).		35,227,745

Other Assets, Less Liabilities — 0.5%		177,551

Net Assets — 100.0%		$35,405,296

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Colombia ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$50,000	(a)	$—	$—	$—	$60,000	60,000	$1	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/17/21	$121	$(14)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$25,308,512	$2,027,755	$—	$27,336,267
Preferred Stocks	7,831,478	—	—	7,831,478
Money Market Funds	60,000	—	—	60,000
	$33,199,990	$2,027,755	$—	$35,227,745
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14)	$—	$—	$(14)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Colombia ETF
November 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

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